Employees - Summary of Movements in Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Beginning balance		€ 23,749
Actual return on plan assets (excluding amounts in net finance income/charge)		(1,494)	€ (2,385)	€ 1,108
Change in asset ceiling, excluding amounts included in finance cost		2	(37)
Ending balance		24,023	23,749
Assets [Member]
Disclosure of defined benefit plans [line items]
Beginning balance		23,726	20,880
Employee contributions		17	17
Settlements		(67)
Actual return on plan assets (excluding amounts in net finance income/charge)		1,494	2,385
Change in asset ceiling, excluding amounts included in finance cost		2	(37)
Interest income/ (cost)	[1]	436	573
Employer contributions		398	401
Benefit payments		(1,140)	(1,208)
Others		20	2
Currency retranslation		(880)	713
Ending balance		24,006	23,726	20,880
Assets [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance		12,122	10,329
Actual return on plan assets (excluding amounts in net finance income/charge)		1,109	1,233
Interest income/ (cost)	[1]	230	292
Employer contributions		104	94
Benefit payments		(467)	(455)
Others		46
Currency retranslation		(645)	629
Ending balance		12,499	12,122	10,329
Assets [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance		5,522	4,996
Actual return on plan assets (excluding amounts in net finance income/charge)		206	588
Interest income/ (cost)	[1]	60	89
Employer contributions		12	14
Benefit payments		(166)	(165)
Others		(47)
Ending balance		5,587	5,522	4,996
Assets [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance		6,082	5,555
Employee contributions		17	17
Settlements		(67)
Actual return on plan assets (excluding amounts in net finance income/charge)		179	564
Change in asset ceiling, excluding amounts included in finance cost		2	(37)
Interest income/ (cost)	[1]	146	192
Employer contributions		282	293
Benefit payments		(507)	(588)
Others		21	2
Currency retranslation		(235)	84
Ending balance		€ 5,920	€ 6,082	€ 5,555

[1]	This includes the impact of interest on asset ceiling.